Transamerica Occidental Life
                                                  Insurance Company
                                                  1150 South Olive Street
                                                  Los Angeles, CA  90015

                                                  Telephone 213-742-3129
                                                  Fax 213-741-6623


September 8, 2004



VIA EDGARLINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Transamerica Life Insurance and Annuity Company and Transamerica Life Separate Account VA-1 (File No. 33-10914)

Dear Commissioner:

On behalf of Transamerica Life Insurance and Annuity Company and Transamerica Life Separate Account VA-1 ("separate account"), incorporated by reference is the semi-annual report of the underlying fund, American Funds' American Variable Insurance Series for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act").

         Filer:               American Legacy I and II
         File #:              811-03857
         Accession #:         0000729528-04-000016
         CIK #:               729528
         Filing Date:         9-8-04

         Filer:               American Legacy III
         File #:              811-03857
         Accession #:         0000729528-04-000016
         CIK #:               729528
         Filing Date:         9-8-04

This semi-annual report is for the period ending June 30, 2004, and has been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

Very truly yours,



David M. Goldstein
Senior Vice President